CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shares, par value		$ 0.001	$ 0.001
Common shares, shares authorized		735,000	735,000
Common shares, shares issued		389,610	384,009
Common shares, shares outstanding		389,610	384,009
Class A common stock
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	900,000,000	735,000,000
Common shares, shares issued	354,251,000	184,626,000
Common shares, shares outstanding	354,251,000	184,626,000
Class B common stock
Common shares, par value	$ 0.0001
Common shares, shares authorized	900,000,000
Common shares, shares issued	393,014,000
Common shares, shares outstanding	393,014,000